Column Mid Cap Select Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 4.7%
BWX Technologies, Inc.	21,153	$2,767,870
Curtiss-Wright Corp.	17,236	6,439,887
General Dynamics Corp.	37,152	10,551,540
HEICO Corp. - Class A	149,615	31,588,215
Hexcel Corp.	150,328	9,529,292
Howmet Aerospace, Inc.	120,382	14,250,821
L3Harris Technologies, Inc.	26,906	6,625,603
Textron, Inc.	116,480	9,974,182
Woodward, Inc.	81,642	14,721,685
		106,449,095

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	66,837	8,130,053

Automobile Components - 0.2%
Gentex Corp.	132,848	4,059,835

Automobiles - 0.1%
Harley-Davidson, Inc.	90,841	3,054,983

Banks - 1.8%
East West Bancorp, Inc.	46,755	5,128,088
Fifth Third Bancorp	254,207	12,217,189
Huntington Bancshares, Inc./OH	576,934	10,390,581
KeyCorp	573,447	11,170,748
Wintrust Financial Corp.	6,517	899,411
		39,806,017

Beverages - 0.2%
Coca-Cola Europacific Partners PLC	62,953	4,883,894
Primo Brands Corp. - Class A	10,321	294,355
		5,178,249

Broadline Retail - 0.4%
eBay, Inc.	128,848	8,154,790

Building Products - 4.5%
Advanced Drainage Systems, Inc.	18,302	2,476,078
Allegion PLC	188,682	26,573,973
Builders FirstSource, Inc. (a)	13,302	2,480,424
Lennox International, Inc.	53,366	35,602,060
Masco Corp.	351,634	28,327,635
Masterbrand, Inc. (a)	104,235	1,803,265
Resideo Technologies, Inc. (a)	136,042	3,697,621
UFP Industries, Inc.	14,231	1,933,993
		102,895,049

Capital Markets - 10.1%
Affiliated Managers Group, Inc.	26,078	4,890,668
Ameriprise Financial, Inc.	31,749	18,222,974
Carlyle Group, Inc.	157,016	8,357,962
Evercore, Inc. - Class A	30,750	9,467,925
FactSet Research Systems, Inc.	39,411	19,337,795
Houlihan Lokey, Inc.	307,035	58,057,248
Intercontinental Exchange, Inc.	113,175	18,216,648
LPL Financial Holdings, Inc.	110,576	35,953,787
MSCI, Inc.	23,368	14,245,834
Raymond James Financial, Inc.	125,351	21,219,417
Stifel Financial Corp.	169,528	19,631,342
		227,601,600

Chemicals - 2.2%
Albemarle Corp.	90,852	9,784,760
CF Industries Holdings, Inc.	73,215	6,564,457
DuPont de Nemours, Inc.	48,095	4,020,261
Eastman Chemical Co.	112,707	11,802,677
Mosaic Co.	84,046	2,223,857
Olin Corp.	101,981	4,343,371
Scotts Miracle-Gro Co.	153,450	11,829,461
		50,568,844

Commercial Services & Supplies - 1.4%
RB Global, Inc.	73,021	7,138,533
Republic Services, Inc.	109,741	23,956,460
		31,094,993

Consumer Finance - 0.8%
Discover Financial Services	22,758	4,151,742
SLM Corp.	171,813	4,704,240
Synchrony Financial	127,403	8,602,250
		17,458,232

Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.	130,815	10,087,145
US Foods Holding Corp. (a)	56,308	3,928,609
		14,015,754

Containers & Packaging - 1.9%
Avery Dennison Corp.	20,458	4,213,325
Ball Corp.	132,097	8,211,149
Packaging Corp. of America	87,963	21,889,593
Sealed Air Corp.	220,106	8,055,880
		42,369,947

Distributors - 1.1%
Pool Corp.	66,502	25,077,239

Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	98,888	5,794,837
H&R Block, Inc.	90,213	5,347,826
		11,142,663

Electric Utilities - 0.8%
American Electric Power Co., Inc.	27,029	2,699,116
Entergy Corp.	35,087	5,479,537
FirstEnergy Corp.	151,938	6,464,962
OGE Energy Corp.	93,059	4,090,873
		18,734,488

Electrical Equipment - 3.2%
AMETEK, Inc.	262,440	51,013,087
Generac Holdings, Inc. (a)	36,654	6,898,283
nVent Electric PLC	19,694	1,542,237
Sensata Technologies Holding PLC	384,041	12,343,078
		71,796,685

Electronic Equipment, Instruments & Components - 4.0%
Arrow Electronics, Inc. (a)	113,221	13,604,635
Flex Ltd. (a)	243,504	9,489,351
Keysight Technologies, Inc. (a)	131,889	22,531,917
TE Connectivity PLC	31,317	4,732,625
Teledyne Technologies, Inc. (a)	59,874	29,054,457
Zebra Technologies Corp. - Class A (a)	27,688	11,269,016
		90,682,001

Energy Equipment & Services - 1.0%
ChampionX Corp.	236,029	7,305,098
Halliburton Co.	131,527	4,190,450
Helmerich & Payne, Inc.	185,607	6,427,570
Tidewater, Inc. (a)	31,297	1,618,681
Weatherford International PLC	50,781	4,179,276
		23,721,075

Financial Services - 1.1%
Fidelity National Information Services, Inc.	53,489	4,562,612
Global Payments, Inc.	108,960	12,961,881
Rocket Cos., Inc. - Class A (a)	223,205	3,243,169
Voya Financial, Inc.	48,352	4,013,216
		24,780,878

Food Products - 0.2%
Lamb Weston Holdings, Inc.	64,871	5,010,636

Ground Transportation - 2.0%
CSX Corp.	358,570	13,105,734
Landstar System, Inc.	23,608	4,389,199
Norfolk Southern Corp.	43,675	12,047,749
Old Dominion Freight Line, Inc.	71,522	16,102,463
		45,645,145

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	75,540	17,583,446
Cooper Cos., Inc. (a)	284,439	29,712,498
DENTSPLY SIRONA, Inc.	246,956	4,852,685
Solventum Corp. (a)	14,373	1,027,813
		53,176,442

Health Care Providers & Services - 2.7%
Cencora, Inc.	102,660	25,824,123
Centene Corp. (a)	203,403	12,204,180
Humana, Inc.	15,642	4,635,976
Labcorp Holdings, Inc.	51,514	12,423,116
Molina Healthcare, Inc. (a)	20,047	5,972,002
		61,059,397

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	73,316	5,414,387
Churchill Downs, Inc.	38,938	5,533,479
Darden Restaurants, Inc.	110,138	19,414,025
Domino's Pizza, Inc.	42,546	20,259,980
Wyndham Hotels & Resorts, Inc.	68,633	6,738,388
		57,360,259

Household Durables - 1.6%
DR Horton, Inc.	111,302	18,785,552
Garmin Ltd.	19,249	4,092,337
Lennar Corp. - Class A	14,600	2,546,094
NVR, Inc. (a)	665	6,141,661
Tempur Sealy International, Inc.	96,577	5,406,380
		36,972,024

Insurance - 5.5%
Aon PLC - Class A	11,706	4,583,367
Brown & Brown, Inc.	212,156	23,994,843
Everest Group Ltd.	1,982	768,144
First American Financial Corp.	43,158	3,027,534
Markel Group, Inc. (a)	4,315	7,693,300
Progressive Corp.	84,920	22,833,290
Reinsurance Group of America, Inc.	86,637	19,787,891
RenaissanceRe Holdings Ltd.	70,064	20,048,814
Travelers Cos., Inc.	18,505	4,923,070
W R Berkley Corp.	256,215	16,538,678
		124,198,931

IT Services - 0.7%
Akamai Technologies, Inc. (a)	138,151	12,988,957
Cognizant Technology Solutions Corp. - Class A	38,851	3,127,117
		16,116,074

Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	94,911	13,094,870
Avantor, Inc. (a)	130,733	2,753,237
Bio-Rad Laboratories, Inc. - Class A (a)	34,498	11,747,604
ICON PLC (a)	15,649	3,290,202
IQVIA Holdings, Inc. (a)	53,387	10,722,245
QIAGEN NV	260,225	11,301,572
West Pharmaceutical Services, Inc.	73,385	23,900,027
		76,809,757

Machinery - 6.7%
Cummins, Inc.	39,494	14,811,830
Dover Corp.	109,258	22,496,222
Fortive Corp.	74,055	5,874,783
ITT, Inc.	20,531	3,205,300
Nordson Corp.	85,870	22,411,211
Parker-Hannifin Corp.	13,817	9,711,969
Pentair PLC	230,544	25,126,991
Snap-on, Inc.	44,957	16,620,153
Watts Water Technologies, Inc. - Class A	13,788	2,975,313
Westinghouse Air Brake Technologies Corp.	144,919	29,073,650
		152,307,422

Metals & Mining - 0.6%
Commercial Metals Co.	81,338	5,017,741
Freeport-McMoRan, Inc.	104,608	4,623,674
Reliance, Inc.	15,769	5,065,633
		14,707,048

Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	223,570	7,292,854
DTE Energy Co.	63,971	8,046,272
WEC Energy Group, Inc.	132,844	13,423,886
		28,763,012

Oil, Gas & Consumable Fuels - 2.0%
Chord Energy Corp.	40,358	5,146,452
Coterra Energy, Inc.	430,534	11,503,869
Diamondback Energy, Inc.	41,036	7,287,583
EQT Corp.	140,415	6,380,458
Murphy Oil Corp.	154,386	5,012,913
Phillips 66	25,995	3,482,810
Range Resources Corp.	176,141	6,295,279
		45,109,364

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	75,908	3,992,761

Professional Services - 5.8%
Broadridge Financial Solutions, Inc.	136,509	32,218,854
Equifax, Inc.	127,567	33,366,425
Exponent, Inc.	199,799	19,722,159
Jacobs Solutions, Inc.	22,119	3,123,866
Leidos Holdings, Inc.	23,473	3,882,434
Robert Half, Inc.	92,338	6,889,338
Science Applications International Corp.	40,503	5,032,498
SS&C Technologies Holdings, Inc.	75,046	5,804,058
Verisk Analytics, Inc.	69,804	20,537,035
		130,576,667

Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	185,919	26,026,801

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	55,416	9,681,729
Entegris, Inc.	148,610	15,697,674
Microchip Technology, Inc.	56,204	3,831,427
Monolithic Power Systems, Inc.	31,389	17,817,652
Skyworks Solutions, Inc.	118,795	10,405,254
Universal Display Corp.	71,669	11,790,984
		69,224,720

Software - 4.1%
ANSYS, Inc. (a)	49,641	17,428,955
Aspen Technology, Inc. (a)	103,303	25,825,750
Bentley Systems, Inc. - Class B	437,329	21,647,785
Check Point Software Technologies Ltd. (a)	52,378	9,532,796
Gen Digital, Inc.	98,569	3,040,854
InterDigital, Inc.	23,162	4,538,825
Synopsys, Inc. (a)	17,483	9,764,081
		91,779,046

Specialty Retail - 3.4%
AutoZone, Inc. (a)	3,756	11,904,792
Ross Stores, Inc.	279,618	43,304,440
TJX Cos., Inc.	79,925	10,045,773
Ulta Beauty, Inc. (a)	27,786	10,743,179
		75,998,184

Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. - Class C	25,165	3,210,802
NetApp, Inc.	44,031	5,399,962
		8,610,764

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp.	21,707	5,023,000

Trading Companies & Distributors - 1.8%
Air Lease Corp.	324,071	16,495,214
Beacon Roofing Supply, Inc. (a)	44,416	5,019,896
Ferguson Enterprises, Inc.	19,355	4,179,325
GATX Corp.	75,866	12,454,163
MSC Industrial Direct Co., Inc. - Class A	31,655	2,718,531
		40,867,129
TOTAL COMMON STOCKS (Cost $1,796,158,907)		2,096,107,053

REAL ESTATE INVESTMENT TRUSTS - 4.0%	Shares	Value
Americold Realty Trust, Inc.	361,224	8,618,805
BXP, Inc.	163,596	13,413,236
EastGroup Properties, Inc.	23,367	4,024,031
Equity LifeStyle Properties, Inc.	65,613	4,680,175
Equity Residential	64,774	4,965,575
Essex Property Trust, Inc.	12,821	3,980,408
Extra Space Storage, Inc.	32,246	5,512,776
Invitation Homes, Inc.	76,885	2,633,311
Lamar Advertising Co. - Class A	51,935	6,960,329
Regency Centers Corp.	88,161	6,664,090
Rexford Industrial Realty, Inc.	69,067	2,906,340
SBA Communications Corp.	44,645	10,100,931
Simon Property Group, Inc.	55,300	10,153,080
VICI Properties, Inc.	182,371	5,947,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $83,715,075)		90,560,205

SHORT-TERM INVESTMENTS - 3.2%	Shares	Value
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 4.56% (b)	72,488,925	72,488,925
TOTAL SHORT-TERM INVESTMENTS (Cost $72,488,925)		72,488,925

TOTAL INVESTMENTS - 99.9% (Cost $1,952,362,907)		2,259,156,183
Other Assets in Excess of Liabilities - 0.1%		2,473,536
TOTAL NET ASSETS - 100.0%		$2,261,629,719

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Column Mid Cap Select Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,096,107,053	$–	$–	$2,096,107,053
Real Estate Investment Trusts	90,560,205	–	–	90,560,205
Money Market Funds	72,488,925	–	–	72,488,925
Total Investments	$2,259,156,183	$–	$–	$2,259,156,183

Refer to the Schedule of Investments for further disaggregation of investment categories.